Mezzanine and Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended			9 Months Ended
	Sep. 29, 2025	May 03, 2025	May 02, 2025	Sep. 30, 2025	Sep. 30, 2024	[4]	Sep. 30, 2025		Sep. 30, 2024		Mar. 13, 2025	Dec. 31, 2024	[1]
Mezzanine and Stockholders’ Equity [Line Items]
Convertible preferred stock, percentage				12.00%			12.00%					12.00%
Warrants acquired (in Shares)											23,800,000
Warrants outstanding, percentage		171.00%
PIPE financing agreement							$ 190,077			[2]
Maximum [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)		$ 7
Series A Preferred Stock [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Convertible preferred stock, percentage				12.00%			12.00%
Preferred stock, shares issued (in Shares)				5,230,000			5,230,000
$75 Million Private Investment in Public Equity [Member]
Mezzanine and Stockholders’ Equity [Line Items]
PIPE financing agreement			$ 75,000
Beneficial ownership, percentage		9.99%
Expiration period		6 years
Loss on issuance of common stock			$ (36,900)
$125 Million Private Investment in Public Equity [Member]
Mezzanine and Stockholders’ Equity [Line Items]
PIPE financing agreement	$ 125,000
Stock issued (in Shares)	8,330,000
Preferred Stock [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Stock issued (in Shares)				(1,854,000)			(3,373,000)	[3]
Preferred Stock [Member] | Series A Preferred Stock [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Preferred stock, shares authorized (in Shares)				15,000,000			15,000,000
Common Stock [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Stock issued (in Shares)				3,338,000	224,000		5,948,000	[3]	651,000	[4]
Common Stock [Member] | Minimum [Member] | Series A Warrants [Member]
Mezzanine and Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)			$ 12

[1]	Recast
[2]	Recast
[3]	Beginning balance amounts are recast as of January 1, 2025. The shares of the Company’s preferred stock prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger.
[4]	The shares of the Company’s common stock, common stock units and preferred stock units prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger.